Share-based Compensation - Share Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Granted	0	0	0
Aggregate Intrinsic Value
Total intrinsic value of share options exercised	$ 20	$ 500	$ 4,100
Employee Stock Option
Number of Options
Outstanding at beginning period	3,424,000	3,836,000	6,038,000
Exercised	(39,000)	(365,000)	(1,888,000)
Forfeited		(47,000)	(314,000)
Outstanding at ending period	3,385,000	3,424,000	3,836,000	6,038,000
Exercisable at ending period	3,385,000
Weighted Average Exercise Price
Outstanding at beginning period	$ 4.32	$ 3.88	$ 2.68
Exercised	0.83	0.02	0.37
Forfeited		1.76	1.37
Outstanding at ending period	4.36	$ 4.32	$ 3.88	$ 2.68
Exercisable at ending period	$ 4.36
Weighted Average Remaining Contractual Life
Outstanding	3 years 3 months 25 days	4 years 3 months 14 days	5 years 5 months 8 days	6 years 29 days
Exercisable at ending period	3 years 3 months 25 days
Aggregate Intrinsic Value
Outstanding at beginning period	$ 141	$ 992	$ 6,838
Outstanding at ending period	117	$ 141	$ 992	$ 6,838
Exercisable at ending period	$ 117